Note 4 - Related Party	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 4 – Related Party

Common Stock Sold for Cash

On November 20, 2023, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 426,288 shares of the Company’s common stock at a price of $6.50 per share, resulting in total proceeds received of $2,770,872. The stock sales included purchases by the following related parties:

	Shares	Amount
Ira and Claudia Goldfarb, Executive Chairman and CEO, respectively	23,077	$150,000
Bradley Berman, Director	10,000	65,000
Joe Mueller, Director	5,000	32,500
Alexandria Gutierrez	4,615	29,998
Cesar J. Gutierrez Living Trust	3,977	25,851
	46,669	$303,348

On August 25, 2023, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 735,000 shares of the Company’s common stock at a price of $5.00 per Share, resulting in total proceeds received of $3,675,000. The stock sales included purchases by the following related parties:

	Shares	Amount
Ira and Claudia Goldfarb, Executive Chairman and CEO, respectively	100,000	$500,000
Ira Goldfarb Irrevocable Trust	40,000	200,000
Lyle A. Berman Revocable Trust, Director	40,000	200,000
Bradley Berman, Director	10,000	50,000
Alexandria Gutierrez	5,000	25,000
	195,000	$975,000

Common Stock Issued to Officers and Directors for Services

On June 1, 2023, the Company issued an aggregate 20,699 shares of common stock amongst its five non-employee Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,230, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On July 22, 2022, the Company accepted Mr. Joseph Lahti’s resignation from the Board of Directors and appointed Tim Creed as a member of the Board. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Creed received 6,410 shares of common stock as compensation. The shares were expensed upon issuance.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Mueller received 8,064 shares of common stock as compensation.

Common Stock Options Awarded to Officers and Directors

On December 15, 2023, pursuant to the respective A&R Employment Agreements of Ira Goldfarb and Claudia Goldfarb, and the terms of the 2020 Equity Incentive Plan, Mr. Goldfarb was granted stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted stock options entitling her to purchase 450,000 shares of common stock, at an exercise price of $9.75 per share. The shares will vest equally over a five-year period from grant date. In the case of a Change of Control (as defined in their respective A&R Employment Agreements) all shares granted in the Initial Option Grant will vest immediately.

Additionally, on December 15, 2023, pursuant to their respective A&R Employment Agreements, Mr. Goldfarb was granted additional stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted an additional 450,000 options to purchase shares of common stock, at an exercise price of $40.00. The shares will vest upon the Company’s stock price trading on a national securities exchange operated by Nasdaq or the New York Stock Exchange with a closing transaction price above $40.00 per share for a period of twenty consecutive trading days. In the case of a Change of Control (as defined in the A&R Employment Agreements) all shares granted in the additional option grant will vest immediately.

On November 13, 2023, the Company appointed Keith Terreri as Chief Financial Officer, and granted options to purchase 27,000 shares of common stock having an exercise price of $6.19 per share. The options vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested.

On July 22, 2022, pursuant to the Company’s 2020 Stock Incentive Plan, Mr. Creed was also granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.90 per share. These options will vest 20% as of July 22, 2023 and 20% each anniversary thereafter until fully vested.

On April 11, 2022, pursuant to the Company’s 2020 Equity Plan, Mr. Mueller was granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.10 per share. These options will vest 20% as of April 11, 2023 and 20% each anniversary thereafter until fully vested.

On April 1, 2022, the Company granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term, to the Company’s then Chief Financial Officer. The options were to vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.64, was $72,692. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $72,692 of stock-based compensation expense during the year ended December 31, 2023. Pursuant to the Separation Agreement and Release, the vesting of an aggregate 47,500, with a weighted average exercise price of $4.87, of Mr. Burke’s previously awarded options were also accelerated to be fully vested.

Debt Financing and Related Warrants Granted

On May 11, 2023, the Company received proceeds of $100,000 from Bradley Berman, one of the Company’s directors, on behalf of the Bradley Berman Irrevocable Trust, from the sale of notes and warrants. This term loan was pursuant to an offering to sell up to $1,500,000 of promissory notes and warrants to purchase an aggregate 375,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of notes purchased. The notes mature on May 11, 2024. Interest on the notes accrue at a rate of 8% per annum, payable in cash semi-annually on June 30 and December 31.

On April 25, 2023, we closed on an offering to sell up to $1,500,000 of promissory notes and warrants to purchase an aggregate 375,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.50 per share, representing 25,000 warrant shares per $100,000 of notes purchased. The notes mature on April 25, 2024. Interest on the notes accrue at a rate of 8% per annum, payable in cash semi-annually on June 30 and December 31. On April 25, 2023, the Company received proceeds of $750,000 and $50,000 from the Company’s Executive Chairman, Mr. Goldfarb, and the Cesar J. Gutierrez Living Trust, as beneficially controlled by the brother of the Company’s CEO, respectively, on the sale of these notes and warrants.

On April 11, 2023, warrants to purchase an aggregate 62,500 shares of common stock were issued to a director pursuant to a private placement debt offering in which aggregate proceeds of $250,000 were received in exchange for promissory notes and warrants to purchase an aggregate 62,500 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. The warrants are fully vested and exercisable over a period of 10 years at a price of $2.60 per share. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption.

On December 21, 2022, the Company closed a private placement and concurrently entered into a note and warrant purchase agreement with related parties to sell an aggregate $2.075 million of promissory notes and warrants to purchase an aggregate 311,250 shares of common stock, representing 15,000 warrant shares per $100,000 of promissory notes. The warrants are exercisable at a price of $2.21 per share over a ten-year term.

On August 23, 2022, we closed on an offering to sell up to $2,500,000 of promissory notes and warrants to purchase an aggregate 625,000 shares of the Company’s common stock, exercisable over a ten-year period at a price of $2.60 per share, representing 25,000 warrant shares per $100,000 of Notes purchased. The notes mature on August 23, 2025. Interest on the notes accrue at a rate of 8% per annum, payable on January 1, 2025. Loans may be advanced to the Company from time to time from August 23, 2023 to the maturity date. On December 21, 2022 and September 29, 2022, the Company received aggregate proceeds of $250,000 and $750,000 from two of the Company’s directors on the sale of these notes and warrants.

On April 8, 2022, the Company closed a private placement and concurrently entered into a note and warrant purchase agreement to sell an aggregate $3,700,000 of promissory notes and warrants to purchase an aggregate 925,000 shares of common stock, representing 25,000 warrant shares per $100,000 of promissory notes. Accrued interest on the notes was payable semi-annually beginning September 30, 2022 at the rate of 6% per annum, but on August 23, 2022, the notes were amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The principal amount of the notes mature and become due and payable on April 8, 2025. The warrants are exercisable immediately and for a period of 10 years at a price of $2.35 per share. Proceeds to the Company from the sale of the securities were $3,700,000. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of common stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption. Assuming full exercise thereof, further proceeds to the Company from the exercise of the warrant shares is calculated as $2,173,750. The offering closed simultaneously with execution of the purchase agreement. Of the aggregate $3,700,000 of notes, a total of $3,120,000 of notes were sold to officers or directors, along with 780,000 of the warrants.

The value of the related party warrants are classified as debt discounts and are amortized to interest expense over the life of the notes.

Leases

The Company leases a 20,945 square foot facility in Irving, Texas, under which an entity owned entirely by Ira Goldfarb is the landlord. The lease term is through September 15, 2025, with two five-year options to extend, at a monthly lease rate of $10,036, with approximately 3% annual escalation of lease payments.